Cost and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cost and Expenses by Nature
Cost and expenses by nature for each of the years ended December 31, 2021, 2020 and 2019, was as follows:

	2021		2020		2019
Purchases	Ps.	518,434,795	Ps.	386,040,047		Ps. 600,657,759
Net periodic cost of employee benefits		140,215,404		128,808,540		116,176,949
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets		140,155,507		137,398,830		145,159,657
Personnel services		100,401,001		103,044,657		101,252,318
Exploration and Extraction Hydrocarbons Duty and taxes		88,596,015		43,593,642		67,106,181
Associated costs in crude oil processing (1)		72,840,444		—		—
Conservation and maintenance		65,239,995		69,939,632		65,640,388
Unsuccessful wells		26,952,138		22,269,583		76,279,192
Raw materials and spare parts		23,504,046		18,381,313		22,729,422
Other operation taxes and duties		12,933,825		12,180,579		12,764,473
Auxiliary services with third-parties		9,656,254		15,901,982		19,492,638
Other operation costs and expenses		7,521,387		25,031,177		12,711,674
Insurance		6,997,343		6,068,497		5,821,020
General expenses with third- parties (2)		6,867,868		—		—
Losses from fuels subtraction (3)		6,791,377		4,279,542		4,644,846
Exploration expenses		6,458,310		6,732,689		10,942,558
Freight		5,195,157		3,426,079		3,197,421
Integrated Contracts		4,904,774		5,275,946		9,947,983
Inventory variations (4)		(11,544,077)		2,572,641		1,063,678

Total cost of sales and general expenses	Ps.	1,232,121,563	Ps.	990,945,376	Ps.	1,275,588,157

(1)	This line item was included beginning in 2021 to better present cost and expenses. During 2020 and 2019, this line item amounted to Ps. 42,793,329 and Ps. 53,102,043, respectively.

(2)	This line item was included beginning in 2021 to better present cost and expenses. During 2020 and 2019, this line item amounted to Ps. 4,198,747 and Ps. 5,783,283, respectively.

(3)
In accordance with Resolution RES / 179/2017, issued by the CRE, losses from fuels subtraction are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels.

Pemex Logistics is responsible for distributing hydrocarbons through the pipelines and for the received products, preserving their quality and delivering them from the point of reception to the user at the point of destination. Pemex Logistics determines the volume of missing hydrocarbons through monthly calculations.

(4)
The variation in inventories represents the difference between the balances as of the beginning and the end of the year, as well as variations in standard and real costs. During 2021, the variation was mainly due to the increase in crude oil prices.